Antitrust Litigation Settlements (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Gains from antitrust litigation settlements	$ 236.4	$ 170.9	$ 239.1